LEASE ARRANGEMENTS - Other lease information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Total cash outflow for leases	$ 4,186.4	$ 3,415.5	$ 4,916.9